Schedule of Credit Risk (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 43,449	$ 265,392
Loss allowance	4,357	26,049
Current Not Past Due [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	8,277	183,404
Loss allowance
Expected loss rate percentage	0.00%	0.00%
1-30 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 15,834	$ 33,045
Loss allowance
Expected loss rate percentage	0.00%	0.00%
31-60 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 824	$ 6,818
Loss allowance
Expected loss rate percentage	0.00%	0.00%
More than 90 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 18,514	$ 41,540
Loss allowance	$ 4,357	$ 26,049
Expected loss rate percentage	63.00%	63.00%
61-90 days past due [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount		$ 585
Loss allowance
Expected loss rate percentage		0.00%